Transactions with Related Parties - Crewcare & Proplous (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 35,834	$ 928,662
Due from related parties	3,987,430	1,855,151
Crewcare Inc.
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Due to related parties	35,834	4,604
Manning agency fees	188,527	118,922
Proplous Navigation S.A.
Related Party Transaction [Line Items]
Due from related parties	$ 34,458	$ 34,458